Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	GNI
Entity Registrant Name	GREAT NORTHERN IRON ORE PROPERTIES
Entity Central Index Key	0000043410
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,500,000
Entity Public Float		$ 29,760,000
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No